Cash and Bank Balances (Details)	Dec. 31, 2024
Bottom of Range [Member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	7.00%
Top of Range [Member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	10.00%